Condensed Interim Balance Sheet (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible note payable, unamortized discount		$ 11,809	$ 44,074
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		495,000,000	495,000,000
Common stock, shares issued		9,640,915	8,772,734
Common stock, shares outstanding		9,640,915	8,772,734
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	96,428	96,428
Preferred stock, shares issued	96,428
Preferred stock, shares outstanding	96,428
Class B Common Stock [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000	2,500,000
Common stock, shares issued
Common stock, shares outstanding
Class A Common Stock [Member]
Common stock, par value	$ 0.007	$ 0.007
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	9,558,686
Common stock, shares outstanding	9,640,915